Post-retirement benefits - Summary of maturity of defined benefit obligations (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	20.00%	19.00%	20.00%
Proportion relating to former employees not yet retired	12.00%	11.00%	11.00%
Proportion relating to retirees	68.00%	70.00%	69.00%
Defined benefit obligation	100.00%	100.00%	100.00%
Average duration of obligations (years)	14 years 4 months 24 days	13 years 4 months 24 days	13 years 10 months 24 days
Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	20.00%
Proportion relating to former employees not yet retired	12.00%
Proportion relating to retirees	68.00%
Defined benefit obligation	100.00%
Average duration of obligations (years)	14 years 6 months
Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	19.00%
Proportion relating to former employees not yet retired	0.00%
Proportion relating to retirees	81.00%
Defined benefit obligation	100.00%
Average duration of obligations (years)	13 years 4 months 24 days